Note 10 - (Loss) Earnings Per Share (Details Textual) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Weighted Average Number of Shares Outstanding, Diluted, Total (in shares)	0	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	15,555	11,278